22. Deferred revenues (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Contractual assets (liabilities)	R$ 7,288	R$ (8,120)
2021 [member]
Disclosure of changes in accounting estimates [line items]
Contractual assets (liabilities)	8,611
2022 [member]
Disclosure of changes in accounting estimates [line items]
Contractual assets (liabilities)	R$ (1,323)